TREASURY STOCK (Details Textual) (CNY) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Sep. 30, 2007
Stock Repurchased During Period, Shares (in shares)	498,851
Stock Repurchased During Period, Value	29,377